Special Items - Activity in Recorded Workforce Reduction Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restructuring Reserve [Roll Forward]
Beginning balance		$ 15,898		$ 4,780		$ 7,074
Workforce reduction charges	33,400	33,361	[1],[2]	21,640	[1]	1,859	[1]
Payments		(8,915)		(10,929)		(4,292)
Amount reversed to income		(1,209)	[3]	(45)	[3]	19	[3]
Foreign currency translation		(31)		452		120
Ending balance	39,104	39,104		15,898		4,780
Less amounts reported in Accrued expenses	39,104 [4]	39,104	[4]	14,428	[4]	2,843
Amounts reported in Other noncurrent liabilities	$ 0	$ 0		$ 1,470		$ 1,937

[1]	The year ended December 31, 2013 includes charges amounting to $33.4 million in connection with the announced realignment of our operating segments effective January 1, 2014 as described above.The year ended December 31, 2012 includes charges amounting to $21.6 million relating to reduction in force liabilities associated with our exit of the phosphorus flame retardants business noted above.The year ended December 31, 2011 includes charges of $1.9 million related to restructuring programs at various manufacturing locations which are reflected in Cost of goods sold. Payments under these programs have been completed.
[2]	In connection with the announced realignment of our operating segments effective January 1, 2014, in the fourth quarter of 2013 we initiated a workforce reduction plan which will result in a reduction of approximately 230 employees worldwide. In the fourth quarter of 2013 we recorded charges of $33.4 million ($21.9 million after income taxes) for termination benefits and other costs related to this workforce reduction plan. Payments under this workforce reduction plan are expected to occur through 2014.
[3]	Amounts reversed to income reflect adjustments based on actual timing and amount of final settlements.
[4]	See Note 19, “Special Items.”